CAPITAL (Tables)	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]

	Actual		Minimum capital required - Basel III current period		Required to be considered well capitalized - current period		Minimum capital required - Basel III fully phased-in
(Dollars in thousands)	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio
December 31, 2016
Common equity tier 1 capital to risk-weighted assets
Consolidated	$703,891	10.46%	$344,848	5.125%	N/A	N/A	$471,012	7.00%
First Financial Bank	747,151	11.13%	344,038	5.125%	$436,341	6.50%	469,906	7.00%

Tier 1 capital to risk-weighted assets
Consolidated	703,995	10.46%	445,779	6.625%	N/A	N/A	571,943	8.50%
First Financial Bank	747,255	11.13%	444,732	6.625%	$537,035	8.00%	570,600	8.50%

Total capital to risk-weighted assets
Consolidated	881,158	13.10%	580,354	8.625%	N/A	N/A	706,517	10.50%
First Financial Bank	813,433	12.12%	578,991	8.625%	671,294	10.00%	704,859	10.50%

Leverage
Consolidated	703,995	8.60%	327,605	4.00%	N/A	N/A	327,605	4.00%
First Financial Bank	747,255	9.13%	327,436	4.00%	409,295	5.00%	327,436	4.00%

	Actual		Minimum capital required - Basel III current period		Required to be considered well capitalized - current period		Minimum capital required - Basel III fully phased-in
(Dollars in thousands)	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio
December 31, 2015
Common equity tier 1 capital to risk-weighted assets
Consolidated	648,748	10.28%	283,866	4.50%	N/A	N/A	441,570	7.00%
First Financial Bank	647,844	10.30%	283,080	4.50%	408,894	6.50%	440,347	7.00%

Tier 1 capital to risk-weighted assets
Consolidated	648,852	10.29%	378,488	6.00%	N/A	N/A	536,192	8.50%
First Financial Bank	647,948	10.30%	377,440	6.00%	503,254	8.00%	534,707	8.50%

Total capital to risk-weighted assets
Consolidated	822,431	13.04%	504,651	8.00%	N/A	N/A	662,355	10.50%
First Financial Bank	709,306	11.28%	503,254	8.00%	629,067	10.00%	660,521	10.50%

Leverage
Consolidated	648,852	8.33%	311,481	4.00%	N/A	N/A	311,481	4.00%
First Financial Bank	647,948	8.33%	311,205	4.00%	389,006	5.00%	311,205	4.00%